Short-Term Bank Loans (Details) - Part 3 $ in Thousands, ¥ in Millions																																					1 Months Ended						12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 07, 2023 USD ($)	Nov. 20, 2023 USD ($)	Nov. 20, 2023 CNY (¥)	Nov. 14, 2023 USD ($)	Nov. 14, 2023 CNY (¥)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Mar. 17, 2022 USD ($)	Mar. 17, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 CNY (¥)	Sep. 07, 2021 USD ($)	Sep. 07, 2021 CNY (¥)	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Aug. 03, 2021 USD ($)	Aug. 03, 2021 CNY (¥)	Mar. 12, 2021 USD ($)	Mar. 12, 2021 CNY (¥)	Mar. 10, 2021 USD ($)	Mar. 10, 2021 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 CNY (¥)	Dec. 24, 2021 USD ($)	Dec. 24, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 13, 2024 USD ($)	Mar. 13, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Feb. 05, 2024 USD ($)	Feb. 05, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 05, 2024 USD ($)	Jan. 05, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Dec. 07, 2023 CNY (¥)	Nov. 20, 2023 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Jun. 19, 2023 USD ($)	Jun. 19, 2023 CNY (¥)	Jun. 15, 2023	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 CNY (¥)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 CNY (¥)	Jan. 09, 2023 CNY (¥)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 CNY (¥)	Dec. 21, 2022 CNY (¥)	Dec. 16, 2022	Dec. 15, 2022	Nov. 09, 2022 USD ($)	Nov. 09, 2022 CNY (¥)	Sep. 19, 2022 USD ($)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 CNY (¥)	Jul. 18, 2022	Jul. 14, 2022	Jul. 07, 2022	Jun. 16, 2022 USD ($)	Jun. 16, 2022 CNY (¥)	May 31, 2022	Apr. 15, 2022 CNY (¥)	Apr. 12, 2022	Apr. 08, 2022 USD ($)	Apr. 08, 2022 CNY (¥)	Mar. 17, 2022 CNY (¥)	Mar. 08, 2022	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 22, 2022	Jan. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)	Jan. 19, 2022 CNY (¥)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 CNY (¥)	Dec. 24, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 27, 2021 USD ($)	Oct. 27, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Sep. 17, 2021 CNY (¥)	Aug. 19, 2021 USD ($)	Aug. 19, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 CNY (¥)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Jun. 28, 2021 USD ($)	Jun. 03, 2021 USD ($)	Jun. 03, 2021 CNY (¥)	Apr. 02, 2021 USD ($)	Apr. 02, 2021 CNY (¥)	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)	Mar. 10, 2021 CNY (¥)	Mar. 09, 2021 USD ($)	Mar. 09, 2021 CNY (¥)
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan		$ 22,600																																									$ 36,130		$ 47,655													¥ 10.0	$ 700	¥ 5.0					¥ 160.0
Fixed interest rate			3.90%								4.10%		4.10%																																																3.90%	3.90%	3.80%	3.80%		3.90%																	5.50%	5.50%			2.50%									4.10%											4.00%	4.00%	4.00%																							3.90%	3.90%	3.70%	3.70%									4.35%	3.35%	3.35%			3.70%	3.70%
Interest rate of loan																																																																			4.00%	4.00%			3.70%	3.70%			4.00%	4.00%	4.00%																									4.20%	4.20%
Drew down loan amounts																																																													$ 1,400	¥ 10.0					$ 1,400	¥ 10.0			$ 1,400	¥ 10.0	$ 4,200	¥ 30.0	$ 1,800			$ 2,800	¥ 20.0		$ 2,400	¥ 17.0	$ 2,800	¥ 20.0	$ 1,800	¥ 13.0																	¥ 9.9	$ 3,600																												$ 2,800	¥ 20.0					$ 4,600	¥ 30.0	$ 3,100	¥ 20.0	$ 2,600	¥ 17.0		$ 900	¥ 6.0			$ 800	¥ 6.0
Loan amount outstanding			$ 1,400	¥ 9.9																																							1,400	¥ 10.0
Short-term loan received																																											46,391		61,269	$ 62,645
Loan amount outstanding		$ 6,100			$ 1,400	¥ 10.0
Amount obtained under credit line																																					$ 1,900	¥ 13.0					1,400	9.9
Long-term loan credit line																																											10															0.1
Real estate amount																																																																																							$ 8,100																																																									$ 9,800
Land use rights for property									$ 800	¥ 5.9																																	1,000
Notes Payable																																															$ 10,600	¥ 75.0																																								$ 8,500	¥ 60.0
Repayment to the bank							$ 800	¥ 6.0													$ 1,400	¥ 10.0	$ 700	¥ 5.0	$ 1,400	¥ 10.0
Loan drawn																																																															$ 1,400	¥ 10.0												¥ 13.0																					$ 1,400	¥ 10.0
Short-term loan facility amount																																											1,400															10.0
Long-term bebt		10 years																																																															10 years
Aggregate credit line																																											34,000															240.9
Minimum [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Interest rate of loan																																																																																																																4.00%
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																																																																																		$ 1,500	¥ 10.0
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member] | Minimum [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Fixed interest rate																																																																																																																																		5.50%	5.50%
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																																																																																						$ 1,500	¥ 10.0
Fixed interest rate																																																																																																																																						4.65%	4.65%
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																											1,400								¥ 10.0																																																											$ 1,400	¥ 10.0																																				$ 1,500	¥ 10.0
Fixed interest rate																																																		3.70%	3.70%																																																											5.00%	5.00%																																				5.50%	5.50%
Industrial Bank Fuzhou Huqian Sub Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																																																																																																								$ 1,500	¥ 10.0
Fixed interest rate																																																																																																									5.60%	5.60%
Drew down loan amounts																																																																																																									$ 4,300	¥ 30.0
Xiamen International Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																					$ 1,400	¥ 10.0																																													$ 3,100	¥ 20.0
Fixed interest rate																																																																																																																	5.50%											3.80%	3.80%											5.60%	5.60%
Drew down loan amounts																																																																																																																												$ 900	¥ 6.0											$ 4,300	¥ 30.0
Loan drawn | ¥																																																																																																																	¥ 20.0
Short-term loan facility amount																																											2,800															20.0
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan									$ 10,600												1,500		$ 800		$ 2,300																$ 9,200																																							¥ 75.0																																					¥ 10.0				¥ 5.0		¥ 15.0						¥ 60.0
Interest rate of loan																																																																											3.70%	3.70%																								4.30%	4.30%			4.30%										4.50%				4.50%				4.50%		4.50%	4.50%		4.50%	4.50%
Drew down loan amounts																																																																											$ 2,100	¥ 15.0																										$ 1,400																						$ 2,200			$ 2,400	¥ 17.0
Loan amount outstanding																											$ 1,600	¥ 10.0	$ 3,100	¥ 20.0	$ 4,600	¥ 30.0									$ 9,300	¥ 60.0
Repayment to the bank																	$ 5,300	¥ 37.0
Short-term loan facility amount																																											10,600															75.0
Bank of China Ningde Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Aggregate credit line																																											56,600															¥ 401.0
Subsequent Event [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Drew down loan amounts																																																				$ 500	¥ 3.4			$ 900	¥ 6.4
Long-term loan credit line	$ 1,500																																																¥ 10.0
Long term debt Principal amount	17,600																																																¥ 125.0
Real estate amount	8,000
Land use rights for property	$ 1,000
Notes Payable																																																						$ 8,500	¥ 60.0
Industrial Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																			$ 1,500																																																																																				$ 1,400	¥ 10.0																															¥ 10.0
Fixed interest rate																																			4.35%																																																																																				4.35%	4.35%																															4.35%
Drew down loan amounts			$ 1,400																																																															¥ 9.9
Short-term loan received																			$ 100	¥ 1.0	$ 1,300	¥ 9.0											$ 200	¥ 1.0	$ 1,400	¥ 9.0
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan											$ 800		$ 800																																																																																			¥ 6.0
Loan proceeds													$ 800	¥ 6.0
Forecast [Member] | Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																		$ 1,400
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																							$ 900																																																																																							¥ 6.0
Fixed interest rate																																							4.60%																																																																																							4.60%
Interest rate of loan																																																											4.00%	4.00%
Loan amount outstanding																																											800	6.0
Loan proceeds																																							$ 900	¥ 6.0
Repayment to the bank											$ 900	¥ 6.0
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																																												$ 800	¥ 6.0
Fixed interest rate																																																																																										3.70%	3.70%
Interest rate of loan																																																																																																																															4.50%	4.50%
Drew down loan amounts																																																																																										$ 800	¥ 6.0																																					¥ 3.0
Repayment to the bank															$ 500
Fuqing Shengfeng Logistics Co., Ltd. [Member] | China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Interest rate of loan															4.30%																																																																																				4.30%
Drew down loan amounts															$ 400																																																																																				¥ 3.0																												$ 500
Repayment to the bank | ¥																¥ 3.0
Guangxi Beibu Gulf Bank Nanning Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																																																														$ 700	¥ 5.0
Fixed interest rate																																																																																														4.16%	4.16%
Short term loan receivable																																											700	¥ 5.3
Short-term bank loans interest expense																																											$ 1,400		$ 2,100	$ 2,300
China Merchant Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 3 [Line Items]
Short term loan																																																															$ 1,400	¥ 10.0